INCOME TAX - Schedule of the significant components of deferred income tax assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets [line items]
Total deferred tax assets	$ 29,211	$ 27,025	$ 33,735
Intangible fixed assets
Deferred tax assets [line items]
Total deferred tax assets	9,876	10,493	17,705
Lease liabilities
Deferred tax assets [line items]
Total deferred tax assets	7,042	3,795	1,279
Accruals
Deferred tax assets [line items]
Total deferred tax assets	2,026	2,289	5,123
Other
Deferred tax assets [line items]
Total deferred tax assets	6,721	2,672	3,856
Tax losses
Deferred tax assets [line items]
Total deferred tax assets	$ 3,546	$ 7,776	$ 5,772